Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
The following table sets forth additional compensation information of our Principal Executive Officer (
PEO
) and our
non-PEO
NEOs along with total shareholder return, net income, and Adjusted Operating Income performance results for our fiscal years ending in 2020, 2021, 2022, and 2023, in accordance with Item 402(v) of Regulation
S-K.
The calculations and analysis below do not necessarily reflect the Company’s approach to aligning executive compensation with performance. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with financial performance, refer to the Compensation Discussion and Analysis section of this proxy statement.

			Pay Versus Performance (In thousands, except Total Shareholder Return)

Year¹	Summary Compensation Table Total for PEO (s)²	Compensation Actually Paid to PEO ($)³	Average Summary Compensation Table Total for Non-PEO NEOS ($)²	Average Compensation Actually Paid to Non-PEO NEOS ($) 4	Value of Initial Fixed $100 Investment Based on: 5		Net Income ($)	Adjusted Operating Income ($) 7
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) 6

2023	5,084	6,028	1,572	1,762	98.64	121.22	54,410	129,011

2022	6,874	3,073	1,826	842	91.41	113.87	79,486	118,882

2021	5,494	9,553	1,653	2,328	140.29	152.43	72,572	121,597

2020	4,144	3,697	1,395	1,358	92.91	100.85	(37,707)	64,728

1	Krishnan Rajagopalan served as the Company’s PEO for the entirety of 2020, 2021, 2022, and 2023 and the Company’s other NEOs for the applicable years were as follows:
-	2023: Mark Harris; Sarah Payne; and Tracey Heaton.
-	2022: Michael Cullen; Mark Harris; Sarah Payne; and Tracey Heaton.
-	2021: Michael Cullen; Mark Harris; Sarah Payne; Tracey Heaton; and Kamau Coar.
-	2020: Michael Cullen; Mark Harris; Sarah Payne; and Kamau Coar.
2
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Rajagopalan and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs for the applicable year other than the principal executive officer for such years.

3
Amounts reported in this column represent the compensation actually paid (“
CAP
”) to Mr. Rajagopalan as the Company’s Chief Executive Officer in the indicated fiscal year, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal year and adjusted in accordance with SEC disclosure rules. The 2023 Summary Compensation Table total is adjusted as shown in the table below:

PEO

2023	2023
Summary Compensation Table—Total Compensation (a)	$5,084,107
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year (b)	($2,559,157)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (c)	$2,967,455
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years (d)	$29,167
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	—
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	$386,516
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	—
+ Dividend equivalents paid in cash upon vesting of RSUs and PSUs (h)	$120,120
= Compensation Actually Paid	$6,028,208

(a)	Represents Total Compensation as reported in the Summary Compensation Table for 2023.
(b)	Represents the aggregate grant date fair value of the stock awards granted to Mr. Rajagopalan during 2023, computed in accordance with FASB ASC 718.
(c)
Represents the aggregate fair value as of 2023
year-end
of Mr. Rajagopalan’s outstanding and unvested stock awards granted 2023, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)
Represents the aggregate change in fair value during 2023 of the outstanding and unvested stock awards held by Mr. Rajagopalan as of the last day of 2023, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)	Represents the aggregate fair value at vesting of the stock awards that were granted to Mr. Rajagopalan and vested during 2023, computed in accordance with FASB ASC 718.
(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award held by Mr. Rajagopalan that was granted in a prior fiscal year and which vested during 2023, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Rajagopalan’s stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in 2023, computed in accordance with FASB ASC 718.

(h)	Represents the value of dividend equivalents accrued over the vesting period and paid in cash upon vesting of RSUs and PSUs.

4
Amounts reported in this column represent the compensation actually paid to the Company’s NEOs other than Mr. Rajagopalan in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year adjusted in accordance with SEC disclosure rules. The 2023 Summary Compensation table total is adjusted as shown in the table below:

Other NEOs Average(a)

2023
Summary Compensation Table—Total Compensation (b)	$1,571,859
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year (c)	($625,557)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (d)	$725,360
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years (e)	($1,280)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (f)	—
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (g)	$69,691
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (h)	—
+ Dividend equivalents paid in cash upon vesting of RSUs & PSUs (i)	$22,349
= Compensation Actually Paid	$1,762,422

(a)	Please see footnote 1 for the NEOs included in the average for 2023.
(b)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in 2023.
(c)	Represents the average aggregate grant date fair value of the stock awards granted to the reported NEOs during 2023, computed in accordance with FASB ASC 718.
(d)
Represents the average aggregate fair value as of 2023
year-end
of the reported NEOs’ outstanding and unvested stock awards granted during such fiscal year, computed in accordance with FASB ASC 718, and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the average aggregate change in fair value during 2023 of the outstanding and unvested stock awards held by the reported NEOs as of the last day of the fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(f)	Represents the average aggregate fair value at vesting of the stock awards that were granted to the reported NEOs and vested during 2023, computed in accordance with FASB ASC 718.
(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award held by the reported NEOs that was granted in a prior fiscal year and which vested during 2023, computed in accordance with FASB ASC 718.

(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in 2023, computed in accordance with FASB ASC 718.

(i)	Represents the average value of dividend equivalents accrued over the vesting period and paid in cash upon vesting of RSUs and PSUs.

5
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

6
The TSR Peer Group consists of the component companies in the S&P Composite 1500 Human Resource & Employment Services Index, which is the same peer group used to satisfy the disclosure requirements under Reg
S-K,
Item 201(e)(1)(ii).

7
As noted in the CD&A, for 2023, the HRCC determined that Adjusted Operating Income continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in the 2023 MIP. For the purposes of the MIP, Adjusted Operating Income included adjustments to the Operating Income as described on page 58, which the HRCC reviewed and approved.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote
1	Krishnan Rajagopalan served as the Company’s PEO for the entirety of 2020, 2021, 2022, and 2023 and the Company’s other NEOs for the applicable years were as follows:
-	2023: Mark Harris; Sarah Payne; and Tracey Heaton.
-	2022: Michael Cullen; Mark Harris; Sarah Payne; and Tracey Heaton.
-	2021: Michael Cullen; Mark Harris; Sarah Payne; Tracey Heaton; and Kamau Coar.
-	2020: Michael Cullen; Mark Harris; Sarah Payne; and Kamau Coar.

Peer Group Issuers, Footnote	The TSR Peer Group consists of the component companies in the S&P Composite 1500 Human Resource & Employment Services Index, which is the same peer group used to satisfy the disclosure requirements under Reg
S-K,
	Item 201(e)(1)(ii).
PEO Total Compensation Amount	$ 5,084,107	$ 6,874,000	$ 5,494,000	$ 4,144,000
PEO Actually Paid Compensation Amount	$ 6,028,208	3,073,000	9,553,000	3,697,000
Adjustment To PEO Compensation, Footnote
3
Amounts reported in this column represent the compensation actually paid (“
CAP
”) to Mr. Rajagopalan as the Company’s Chief Executive Officer in the indicated fiscal year, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal year and adjusted in accordance with SEC disclosure rules. The 2023 Summary Compensation Table total is adjusted as shown in the table below:

PEO

2023	2023
Summary Compensation Table—Total Compensation (a)	$5,084,107
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year (b)	($2,559,157)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (c)	$2,967,455
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years (d)	$29,167
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	—
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	$386,516
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	—
+ Dividend equivalents paid in cash upon vesting of RSUs and PSUs (h)	$120,120
= Compensation Actually Paid	$6,028,208

(a)	Represents Total Compensation as reported in the Summary Compensation Table for 2023.
(b)	Represents the aggregate grant date fair value of the stock awards granted to Mr. Rajagopalan during 2023, computed in accordance with FASB ASC 718.
(c)
Represents the aggregate fair value as of 2023
year-end
of Mr. Rajagopalan’s outstanding and unvested stock awards granted 2023, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)
Represents the aggregate change in fair value during 2023 of the outstanding and unvested stock awards held by Mr. Rajagopalan as of the last day of 2023, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)	Represents the aggregate fair value at vesting of the stock awards that were granted to Mr. Rajagopalan and vested during 2023, computed in accordance with FASB ASC 718.
(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award held by Mr. Rajagopalan that was granted in a prior fiscal year and which vested during 2023, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Rajagopalan’s stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in 2023, computed in accordance with FASB ASC 718.

(h)	Represents the value of dividend equivalents accrued over the vesting period and paid in cash upon vesting of RSUs and PSUs.

Non-PEO NEO Average Total Compensation Amount	$ 1,571,859	1,826,000	1,653,000	1,395,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,762,422	842,000	2,328,000	1,358,000
Adjustment to Non-PEO NEO Compensation Footnote
4
Amounts reported in this column represent the compensation actually paid to the Company’s NEOs other than Mr. Rajagopalan in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year adjusted in accordance with SEC disclosure rules. The 2023 Summary Compensation table total is adjusted as shown in the table below:

Other NEOs Average(a)

2023
Summary Compensation Table—Total Compensation (b)	$1,571,859
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year (c)	($625,557)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (d)	$725,360
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years (e)	($1,280)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (f)	—
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (g)	$69,691
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (h)	—
+ Dividend equivalents paid in cash upon vesting of RSUs & PSUs (i)	$22,349
= Compensation Actually Paid	$1,762,422

(a)	Please see footnote 1 for the NEOs included in the average for 2023.
(b)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in 2023.
(c)	Represents the average aggregate grant date fair value of the stock awards granted to the reported NEOs during 2023, computed in accordance with FASB ASC 718.
(d)
Represents the average aggregate fair value as of 2023
year-end
of the reported NEOs’ outstanding and unvested stock awards granted during such fiscal year, computed in accordance with FASB ASC 718, and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the average aggregate change in fair value during 2023 of the outstanding and unvested stock awards held by the reported NEOs as of the last day of the fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(f)	Represents the average aggregate fair value at vesting of the stock awards that were granted to the reported NEOs and vested during 2023, computed in accordance with FASB ASC 718.
(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award held by the reported NEOs that was granted in a prior fiscal year and which vested during 2023, computed in accordance with FASB ASC 718.

(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in 2023, computed in accordance with FASB ASC 718.

(i)	Represents the average value of dividend equivalents accrued over the vesting period and paid in cash upon vesting of RSUs and PSUs.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
List of Most Important Financial Performance Measures
The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2023:

●	Adjusted Operating Income
●	Search Net Revenue
●	Non-Search Net Revenue
●	Adjusted Operating Margin
●	Relative TSR

Total Shareholder Return Amount	$ 98.64	91.41	140.29	92.91
Peer Group Total Shareholder Return Amount	121.22	113.87	152.43	100.85
Net Income (Loss)	$ 54,410,000	$ 79,486,000	$ 72,572,000	$ (37,707,000)
Company Selected Measure Amount	129,011,000	118,882,000	121,597,000	64,728,000
PEO Name	Krishnan Rajagopalan
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Non-GAAP Measure Description	As noted in the CD&A, for 2023, the HRCC determined that Adjusted Operating Income continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in the 2023 MIP. For the purposes of the MIP, Adjusted Operating Income included adjustments to the Operating Income as described on page 58, which the HRCC reviewed and approved.
Measure:: 2
Pay vs Performance Disclosure
Name	Search Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Non-Search Net Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,559,157)
PEO | Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,967,455
PEO | Change In Fair Value Of Outstanding And Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,167
PEO | Fair Value At Vesting Of Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	386,516
PEO | Fair Value As Of Prior Fiscal Year End Of Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividend Equivalents Paid In Cash Upon Vesting Of RSUs And PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,120
Non-PEO NEO | Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(625,557)
Non-PEO NEO | Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	725,360
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,280)
Non-PEO NEO | Fair Value At Vesting Of Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,691
Non-PEO NEO | Fair Value As Of Prior Fiscal Year End Of Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividend Equivalents Paid In Cash Upon Vesting Of RSUs And PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 22,349